Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income (loss)	$ (2,339)	$ (223)	$ 2,342
Adjustments required to reconcile net income (loss) to net cash provided by (used in) operating activities:
Share based compensation to employees	1,148	898	559
Depreciation and amortization	1,223	799	638
Net Loss from sale of fixed asset		103
Extinguishment and amortization expenses related to beneficial conversion feature and discount of convertible loans			103
Severance pay, net	74	(47)	93
Operating lease right-of-use asset	551
Increase in trade receivables, net	(383)	(6,096)	(2,280)
Operating lease long-term-liabilities	(466)
Decrease (increase) in other accounts receivable, long term receivable and prepaid expenses	(284)	(192)	14
Decrease in costs and estimated earnings in excess of billings		995	809
Increase in contract assets	(370)	(899)
Increase (Decrease) in contract liabilities	(170)	366
Increase in inventories	(6,613)	(3,865)	(890)
Increase in trade payables	1,439	2,610	303
Increase in other accounts payable, accrued expenses, long term liabilities and advances from customers	2,729	1,693	31
Net cash provided by (used in) operating activities from continuing operations	(3,461)	(3,858)	1,722
Cash flows from investing activities:
Purchase of property, plant and equipment	(4,092)	(899)	(1,041)
Construction-in-process	(459)	(308)	(736)
Consideration from fixed asset sale		254
Disposal of discontinued operations	(526)
Increase (decrease) in long-term receivables and deposits	(56)	5	(29)
Net cash used in investing activities from continuing operations	(5,133)	(948)	(1,806)
Cash flows from financing activities:
Issuance of Ordinary shares, net	1,500	12,252	9,726
Exercise of warrants		800	2,141
Repayment of short-term bank credit, net			(575)
Transaction with non-controlling interest	(534)	(254)
Net cash provided by financing activities from continuing operations	966	12,798	11,292
Net cash provided by (used in) operating activities from discontinued operations		1,186	(644)
Net cash used in investing activities from discontinued operations		(2)	(101)
Effect of exchange rate changes of discontinued operation on cash and cash equivalents		(420)	(138)
Decrease in cash and cash equivalents and restricted cash	(7,628)	8,756	10,325
Cash and cash equivalents and restricted cash at the beginning of the year	21,762	13,006	2,681
Cash and cash equivalents and restricted cash at the end of the year	14,134	21,762	13,006
Less cash and cash equivalents of discontinued operation at the end of the year		526	267
Cash and cash equivalents of continued operation at the end of the year	14,134	21,236	12,739
(a) Supplemental disclosures of cash flow activities:
Net cash paid during the year for: Income taxes	17	17	17
Net cash paid during the year for: Interest		18	173
(b) Non-cash transactions
Conversion of convertible loan including unpaid interest			3,175
Transfer of inventory to property, plant and equipment	595	530	82
Purchase of property, plant and equipment in credit	$ 572	$ 136	$ 44